Consolidated Statements of Cash Flows	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Cash flows from operating activities
Profit/(Loss) before income tax	$ (1,632,565)	$ (2,079,562)	$ 24,929	$ 2,023,322
Adjustments for:
Fair value changes on financial assets at fair value through profit or loss	(15,049)	(19,169)	(18,358)	(7,280)
Unrealized foreign exchange difference	32,231	41,053	24,265	(413)
Depreciation of property, plant and equipment	43,865	55,875	85,684	102,990
Gain on disposal of plant and equipment			(2,631)
Insurance premium charged to profit or loss				64,412
Finance costs	112,311	143,062	90,715	68,167
Interest income	(80,468)	(102,500)
Allowance for expected credit losses for trade and other receivables and contract assets	5,372	6,843	5,087	89,367
Reversal of onerous losses recognized on construction projects				(130,343)
Operating cash flows before working capital changes	(1,534,303)	(1,954,398)	209,691	2,210,222
Changes in working capital:
Contract assets	(1,294,741)	(1,649,241)	(788,615)	(848,332)
Trade and other receivables	(1,434,472)	(1,827,230)	342,515	2,103,078
Trade and other payables	1,996,255	2,542,829	(199,163)	(2,295,686)
Contract liabilities	910,320	1,159,566	(428,654)	(497,620)
Cash generated from/(used in) operations	(1,356,941)	(1,728,474)	(864,226)	671,662
Income tax paid	(144,567)	(184,149)	(61,815)	(61,845)
Net cash generated from/(used in) operating activities	(1,501,508)	(1,912,623)	(926,041)	609,817
Cash flows from investing activities
Purchase of property, plant and equipment	(22,668)	(28,874)	(19,472)	(31,381)
Proceeds from disposal of plant and equipment			4,000
Purchase of keyman life's insurance				(92,177)
Loans to third parties	(1,400,000)	(1,783,320)
Net cash used in investing activities	(1,422,668)	(1,812,194)	(15,472)	(123,558)
Cash flows from financing activities
Payment of initial public offering costs	(290,808)	(370,432)	(437,290)
Repayment of bank borrowings	(1,495,692)	(1,905,212)	(546,861)	(399,174)
Proceeds from bank borrowings			1,181,568	400,000
Repayment of lease liabilities	(37,377)	(47,611)	(36,587)	(31,906)
Proceeds from issuance of ordinary shares in a subsidiary under common control			200,000	250,000
Proceeds from issuance of IPO shares	5,884,820	7,496,084
Amount due to a director	(367,431)	(468,033)	472,113
Dividends paid	(471,032)	(600,000)	(1,000,000)	(450,000)
Net cash (used in)/generated from financing activities	3,222,480	4,104,796	(167,057)	(231,080)
Net change in cash and cash equivalents	298,304	379,979	(1,108,570)	255,179
Cash and cash equivalents at beginning of year	596,554	759,891	1,868,461	1,613,282
Cash and cash equivalents at end of year	$ 894,858	$ 1,139,870	$ 759,891	$ 1,868,461